UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07490

Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Virginia Premium Income Municipal Fund (NPV)
	August 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.8% (98.0% of Total Investments)

	MUNICIPAL BONDS – 144.8% (98.0% of Total Investments)

	Consumer Staples – 6.0% (4.0% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
$ 630	5.250%, 6/01/32	6/17 at 100.00	N/R	$ 632,545
700	5.625%, 6/01/47	6/17 at 100.00	N/R	700,168
8,135	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	7,972,869
	Series 2007B1, 5.000%, 6/01/47
6,645	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	6,653,040
	Series 2007B2, 5.200%, 6/01/46
180	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	11/16 at 100.00	A3	180,092
	Bonds, Series 2001, 5.000%, 5/15/31
16,290	Total Consumer Staples			16,138,714
	Education and Civic Organizations – 9.7% (6.6% of Total Investments)
1,615	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	No Opt. Call	A1	1,721,832
	Episcopal High School, Series 2012, 3.750%, 1/01/30
580	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	CCC	562,687
	2006, 5.000%, 9/01/26
1,630	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue	9/21 at 100.00	A	1,901,053
	Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A,
	5.125%, 9/01/41
2,500	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Green	4/25 at 100.00	AAA	3,073,300
	Series 2015A-2, 5.000%, 4/01/45
8,500	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2008,	6/18 at 100.00	AAA	9,142,682
	5.000%, 6/01/40
1,900	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount	7/25 at 100.00	BB+	2,103,224
	University Project, Green Series 2015B, 5.000%, 7/01/45
2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	9/26 at 100.00	Aa1	2,572,040
	Education Financing Program, Refunding Series 2016A, 5.000%, 9/01/29
2,700	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee	No Opt. Call	AA	2,987,361
	University, Series 2001, 5.375%, 1/01/21
1,460	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee	1/25 at 100.00	AA	1,764,731
	University, Series 2015A, 5.000%, 1/01/40
500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke	4/20 at 100.00	A–	573,340
	College, Series 2011, 5.750%, 4/01/41
23,385	Total Education and Civic Organizations			26,402,250
	Health Care – 22.1% (15.0% of Total Investments)
5,000	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds,	7/20 at 100.00	AA–	5,576,200
	Virginia Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31
	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax
	Regional Hospital Incorporated, Series 2007:
1,545	5.000%, 9/01/27	9/17 at 100.00	A	1,598,256
250	5.000%, 9/01/37	9/17 at 100.00	A	257,843
2,145	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/20 at 100.00	AA	2,430,371
	Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured
3,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A–	3,895,088
	Series 2013A, 5.250%, 1/01/40
1,060	Fairfax County Industrial Development Authority, Virginia, Health Care Revenue Bonds, Inova	5/19 at 100.00	AA+	1,192,150
	Health System Project, Series 2009A, 5.500%, 5/15/35
1,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/22 at 100.00	AA+	1,175,120
	Health System, Series 2012A, 5.000%, 5/15/40
3,340	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	4,603,823
	Health System, Tender Option Bond Trust 2016-XG0021, 13.825%, 11/15/29 (IF)
4,950	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	5,882,184
	Inova Health System, Series 1993A, 5.000%, 8/15/23
	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2007:
1,080	5.250%, 6/15/18	No Opt. Call	Baa1	1,144,238
2,500	5.250%, 6/15/23	No Opt. Call	Baa1	2,942,050
300	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	AA–	315,753
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon	No Opt. Call	AA–	1,664,955
	Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured
3,500	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue	7/25 at 100.00	N/R	3,770,655
	Bonds, Riverside Health System, Series 2015A, 5.330%, 7/01/45
3,155	Prince William County Industrial Development Authority, Virginia, Health Care Facilities	11/22 at 100.00	AA–	3,602,095
	Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B,
	5.000%, 11/01/46
1,360	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	6/26 at 100.00	Baa1	1,473,968
	Mary Washington Healthcare Obligated Group, Refunding Series 2016, 4.000%, 6/15/37
2,955	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara	5/20 at 100.00	AA	3,337,259
	Healthcare, Refunding Series 2010, 5.000%, 11/01/40
4,425	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	4,574,521
	Series 2007A, 5.250%, 9/01/37
2,335	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health	1/24 at 100.00	A+	2,726,393
	System Obligated Group, Refunding Series 2014A, 5.000%, 1/01/44
	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health
	System Obligated Group, Refunding Series 2015:
1,500	5.000%, 1/01/33	1/26 at 100.00	A+	1,827,840
1,000	5.000%, 1/01/35	1/26 at 100.00	A+	1,211,100
2,000	4.000%, 1/01/37	1/26 at 100.00	A+	2,226,280
1,215	5.000%, 1/01/44	1/26 at 100.00	A+	1,452,447
1,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A2	1,150,458
	Inc., Series 2010A, 5.625%, 4/15/39
52,510	Total Health Care			60,031,047
	Housing/Multifamily – 5.0% (3.4% of Total Investments)
865	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage	12/16 at 100.00	AA	867,699
	Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31
	(Alternative Minimum Tax)
400	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	422,416
530	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	570,105
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2012A, 3.625%, 3/01/32	3/21 at 100.00	AA+	1,043,700
	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A:
1,000	3.500%, 3/01/35	3/24 at 100.00	AA+	1,037,450
1,000	3.625%, 3/01/39	3/24 at 100.00	AA+	1,045,810
900	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015C, 4.000%, 8/01/45	8/24 at 100.00	AA+	961,677
2,750	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015E, 3.750%, 12/01/40	12/24 at 100.00	AA+	2,926,550
	Virginia Housing Development Authority, Rental Housing Bonds, Series 2016B:
1,500	3.350%, 5/01/36	5/25 at 100.00	AA+	1,544,385
1,500	3.550%, 5/01/41	5/25 at 100.00	AA+	1,555,545
1,390	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,	4/20 at 100.00	AA+	1,479,599
	Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51
12,835	Total Housing/Multifamily			13,454,936
	Housing/Single Family – 2.5% (1.7% of Total Investments)
	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2012C-5:
2,500	4.550%, 7/01/31	10/22 at 100.00	AAA	2,792,000
2,000	4.800%, 7/01/38	10/22 at 100.00	AAA	2,214,020
	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2012C-8:
715	4.400%, 10/01/31	10/22 at 100.00	AAA	788,237
1,000	4.750%, 10/01/38	10/22 at 100.00	AAA	1,101,300
6,215	Total Housing/Single Family			6,895,557
	Long-Term Care – 5.2% (3.5% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities	1/17 at 100.00	N/R	2,011,420
	Mortgage Revenue Bonds, Westminster-Canterbury of the Blue Ridge, Series 2007, 5.000%, 1/01/31
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage
	Revenue Bonds, Goodwin House, Inc., Series 2016A:
1,100	5.000%, 10/01/42 (WI/DD, Settling 9/28/16)	10/24 at 102.00	BBB	1,296,669
700	4.000%, 10/01/42 (WI/DD, Settling 9/28/16)	10/24 at 102.00	BBB	755,419
	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,
	Greenspring Village, Series 2006A:
1,000	4.750%, 10/01/26	10/16 at 100.00	A+	1,003,440
800	4.875%, 10/01/36	10/16 at 100.00	A+	802,520
875	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	10/20 at 100.00	BBB+	909,230
	Bonds, Westminster Canterbury of Richmond, Refunding Series 2015, 4.000%, 10/01/35
3,590	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	3,600,303
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	12/22 at 100.00	N/R	1,032,250
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 4.625%, 12/01/27
1,500	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	1,501,665
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
1,150	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	1,151,104
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
13,715	Total Long-Term Care			14,064,020
	Tax Obligation/General – 3.7% (2.5% of Total Investments)
1,440	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010,	7/20 at 100.00	A	1,633,061
	5.000%, 7/15/25
2,000	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2015A,	No Opt. Call	AAA	2,263,160
	5.000%, 10/01/19
1,900	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2015C,	No Opt. Call	AAA	2,072,596
	5.000%, 10/01/18
2,340	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2012C, 4.000%, 10/01/16	No Opt. Call	AA+	2,347,090
150	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	171,876
1,250	Richmond, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2014A,	No Opt. Call	AA+	1,382,988
	5.000%, 3/01/19
9,080	Total Tax Obligation/General			9,870,771
	Tax Obligation/Limited – 26.6% (18.0% of Total Investments)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
510	5.250%, 7/15/25 – ACA Insured	11/16 at 100.00	N/R	467,033
520	5.500%, 7/15/35 – ACA Insured	11/16 at 100.00	N/R	473,819
315	Cumberland County, Virginia, Certificates of Participation, Series 1997, 6.375%, 7/15/17	No Opt. Call	N/R	325,628
600	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment	No Opt. Call	N/R	629,178
	Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26
100	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds,	3/25 at 100.00	N/R	104,639
	Series 2015, 5.600%, 3/01/45
1,680	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue	4/26 at 100.00	AA+	1,700,983
	Bonds, Route 28 Project, Refunding Series 2016B, 3.000%, 4/01/37
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
3,000	5.000%, 11/15/31	11/25 at 100.00	A	3,471,540
3,000	5.000%, 11/15/33	11/25 at 100.00	A	3,445,560
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	A	1,138,993
500	5.250%, 1/01/36	1/22 at 100.00	A	557,655
925	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Refunding	No Opt. Call	A+	1,030,117
	Series 2015, 5.000%, 6/15/19
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/34	12/26 at 100.00	BBB+	1,201,720
1,675	5.000%, 12/01/46	12/26 at 100.00	BBB+	1,994,724
645	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	CC	698,471
	7/01/29 – AMBAC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
5,085	0.000%, 7/01/29 – AMBAC Insured	No Opt. Call	Ca	2,286,826
5,000	0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	Ca	865,300
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	Ca	2,685,874
	0.000%, 7/01/28 – AMBAC Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,420,600
	8/01/41 – NPFG Insured
760	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series	No Opt. Call	AA–	841,981
	2007CC, 5.500%, 7/01/28 – NPFG Insured
5	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AA–	5,278
	5.500%, 7/01/18 – NPFG Insured
65	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	2/17 at 100.00	N/R	65,588
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C,
	5.000%, 2/01/37 – SYNCORA GTY Insured
1,000	Stafford County Economic Development Authority, Virginia, Public Project Lease Revenue Bonds,	4/18 at 100.00	AA+	1,062,470
	Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)
1,500	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue	9/25 at 100.00	A	1,741,935
	Bonds, Series 2015, 5.000%, 9/01/30
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital	10/24 at 100.00	AA	2,509,875
	Series 2014A, 5.000%, 10/01/34 – AGM Insured
1,750	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	1,752,555
	Series 2010A, 5.000%, 10/01/29
2,600	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien,	No Opt. Call	AA	3,048,500
	Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien,	No Opt. Call	AA	1,142,590
	Series 2013A, 5.000%, 10/01/24 – AGM Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B,	10/19 at 100.00	BBB	1,007,250
	5.000%, 10/01/25
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
600	5.000%, 10/01/32	10/22 at 100.00	BBB	603,822
1,725	5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,886,374
1,950	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	BBB–	1,953,881
	Lien Series 2010B, 5.250%, 10/01/29
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century
	College Program, Series 2011A:
500	5.000%, 2/01/17	No Opt. Call	AA+	509,475
1,200	4.000%, 2/01/29	No Opt. Call	AA+	1,332,612
1,195	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue	No Opt. Call	Aa1	1,197,151
	Notes, Series 2012A, 5.000%, 9/15/16
1,100	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding Series	No Opt. Call	AA+	1,342,374
	2012A, 5.000%, 8/01/24
2,970	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2016A,	No Opt. Call	AA+	3,091,770
	5.000%, 8/01/17
5,260	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series	No Opt. Call	AAA	6,357,604
	2012A, 5.000%, 11/01/42
95	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	11/16 at 100.00	AA	95,358
	2002A, 5.000%, 5/01/19
1,050	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	11/26 at 100.00	AAA	1,371,468
	2016b, 5.000%, 11/01/28
2,325	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2011,	No Opt. Call	AA+	2,399,214
	5.000%, 5/15/17
4,500	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2014,	5/24 at 100.00	AA+	5,108,670
	4.000%, 5/15/31
1,220	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	No Opt. Call	AA+	1,258,942
	Development Program, Series 2007B, 5.000%, 5/15/17
2,500	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	No Opt. Call	AA+	2,579,800
	Development Program, Series 2014B, 5.000%, 5/15/17
2,000	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series	12/26 at 100.00	Aa2	2,484,340
	2016, 5.000%, 12/01/37
83,560	Total Tax Obligation/Limited			72,249,537
	Transportation – 31.6% (21.4% of Total Investments)
	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2016A:
40	5.000%, 7/01/31	7/26 at 100.00	A2	49,894
735	5.000%, 7/01/33	7/26 at 100.00	A2	911,657
350	4.000%, 7/01/36	7/26 at 100.00	A2	397,142
650	4.000%, 7/01/38	7/26 at 100.00	A2	737,549
1,030	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding	No Opt. Call	AA–	1,313,847
	Bonds, Series 1998, 5.500%, 7/01/25 – NPFG Insured
	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital
	Appreciation Series 2012B:
2,000	0.000%, 7/15/32 (4)	7/28 at 100.00	BBB	1,698,460
4,125	0.000%, 7/15/40 (4)	7/28 at 100.00	BBB	3,424,823
1,000	0.000%, 7/15/40 – AGM Insured (4)	7/28 at 100.00	AA	849,020
750	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding	10/20 at 100.00	AA–	856,148
	Series 2010B, 5.000%, 10/01/26 (Alternative Minimum Tax)
3,550	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series	11/16 at 100.00	AA+	3,563,242
	2006B, 5.000%, 10/01/36 – FGIC Insured (Alternative Minimum Tax)
2,500	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series	10/17 at 100.00	AA–	2,597,300
	2007B, 5.000%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)
	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds,
	Series 2009C:
1,380	5.250%, 10/01/22	No Opt. Call	AA–	1,502,930
1,200	5.000%, 10/01/28	10/18 at 100.00	AA–	1,297,608
	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds,
	Series 2010A:
3,400	5.000%, 10/01/30	10/20 at 100.00	AA–	3,912,210
420	5.000%, 10/01/35	10/20 at 100.00	AA–	480,833
3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	3,394,890
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
6,700	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	8,207,031
	Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (4)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien
	Revenue Bonds, Series 2009B:
4,000	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA	3,022,000
11,825	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA	6,526,099
1,135	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	584,275
5,010	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA	2,341,023
	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds,
	Refunding Series 2016A:
3,135	5.000%, 10/01/31 (Alternative Minimum Tax)	10/26 at 100.00	AA–	3,851,630
1,705	5.000%, 10/01/32 (Alternative Minimum Tax)	10/26 at 100.00	AA–	2,083,646
4,400	5.000%, 10/01/34 (Alternative Minimum Tax)	10/26 at 100.00	AA–	5,361,796
2,340	5.000%, 10/01/35 (Alternative Minimum Tax)	10/26 at 100.00	AA–	2,846,867
500	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds,	10/26 at 100.00	AA–	625,980
	Refunding Series 2016B, 5.000%, 10/01/32
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
595	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	664,282
150	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	165,273
3,000	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	AA–	3,449,580
	2002, 5.250%, 7/15/22 – FGIC Insured
3,195	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	3,535,491
2,125	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	2,345,065
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
750	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	860,843
5,000	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	5,971,150
5,500	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	6,367,625
87,195	Total Transportation			85,797,209
	U.S. Guaranteed – 23.4% (15.8% of Total Investments) (5)
1,750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AA (5)	2,093,298
	11/01/24 – AGM Insured (ETM)
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – AGM	No Opt. Call	AA (5)	1,109,520
	Insured (ETM)
5,585	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB (5)	5,860,564
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37 (Pre-refunded 10/01/17)
4,150	Fairfax County Economic Development Authority, Virginia, Transportation District Improvement	4/20 at 100.00	Aa1 (5)	4,775,613
	Revenue Bonds, Silver Line Phase 1 Project, Series 2011, 5.000%, 4/01/27 (Pre-refunded 4/01/20)
1,100	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24	12/19 at 100.00	BBB+ (5)	1,260,468
	(Pre-refunded 12/01/19)
1,295	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Series 2012A, 5.000%,	1/21 at 100.00	N/R (5)	1,530,133
	1/01/39 (Pre-refunded 1/01/21)
1,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	6/19 at 100.00	Aa2 (5)	1,118,020
	VMI Development Board Project, Series 2006C, 5.000%, 12/01/36 (Pre-refunded 6/01/19)
1,700	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,719,516
	(Pre-refunded 12/01/16)
890	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue	2/18 at 100.00	Aa2 (5)	945,652
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29 (Pre-refunded 2/01/18)
5,900	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	N/R (5)	6,853,204
	(Pre-refunded 7/15/20)
145	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (5)	157,753
	5.500%, 7/01/18 – NPFG Insured (ETM)
710	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB,	No Opt. Call	A2 (5)	872,881
	5.250%, 7/01/22 – AGM Insured (ETM)
1,000	Richmond, Virginia, General Obligation Bonds, Public Improvement Series 2009A, 5.000%, 7/15/22	7/19 at 100.00	AA+ (5)	1,121,480
	(Pre-refunded 7/15/19)
	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C:
30	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (5)	30,554
50	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (5)	50,924
60	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (5)	61,109
105	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (5)	106,962
190	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (5)	193,511
4,000	Stafford County Economic Development Authority, Virginia, Public Project Lease Revenue Bonds,	4/18 at 100.00	AA (5)	4,274,640
	Series 2008, 5.000%, 4/01/33 (Pre-refunded 4/01/18) – AGC Insured (UB)
	Virginia Beach, Virginia, General Obligation Bonds, Series 2008:
4,500	5.000%, 10/01/26 (UB) (Pre-refunded 10/01/17)	10/17 at 100.00	AAA	4,718,475
4,500	5.000%, 10/01/27 (UB) (Pre-refunded 10/01/17)	10/17 at 100.00	AAA	4,718,475
1,820	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+ (5)	2,010,518
	College Program, Series 2009A, 5.000%, 2/01/22 (Pre-refunded 2/01/19)
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+ (5)	2,188,393
	College Program, Tender Option Bond Trust 3B, 12.463%, 2/01/27 (Pre-refunded 2/01/19) (IF) (6)
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+ (5)	2,185,845
	College Program, Tender Option Bond Trust 4B, 12.463%, 2/01/28 (Pre-refunded 2/01/19) (IF) (6)
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher
	Education Financing Program, Series 2009A:
30	5.000%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (5)	32,634
3,570	5.000%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	Aa1 (5)	3,883,446
1,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2008,	10/18 at 100.00	AAA	1,090,520
	5.000%, 10/01/19 (Pre-refunded 10/01/18)
3,050	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	10/17 at 100.00	Aaa	3,688,182
	12.132%, 10/01/29 (Pre-refunded 10/01/17) (IF)
1,620	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health	1/19 at 100.00	A+ (5)	1,805,717
	System Obligated Group, Series 2009E, 5.625%, 1/01/44 (Pre-refunded 1/01/19)
2,855	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	A+ (5)	2,898,567
	Medical Center, Series 2007, 5.125%, 1/01/31 (Pre-refunded 1/01/17)
56,935	Total U.S. Guaranteed			63,356,574
	Utilities – 2.6% (1.8% of Total Investments)
	Guam Power Authority, Revenue Bonds, Series 2012A:
1,550	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,840,222
495	5.000%, 10/01/34	10/22 at 100.00	BBB	551,410
655	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007UU, 5.000%, 7/01/19 –	No Opt. Call	AA–	692,590
	NPFG Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	BB–	730,774
	2007A, 5.000%, 7/01/24
3,250	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds,	No Opt. Call	A2	3,326,440
	Virginia Electric and Power Company Project, Refunding Series 2009A, 1.875%, 5/01/33
	(Mandatory put 5/16/19)
6,680	Total Utilities			7,141,436
	Water and Sewer – 6.4% (4.3% of Total Investments)
1,395	Fairfax County, Virginia, Sewer Revenue Bonds, Series 2012, 5.000%, 7/15/18	No Opt. Call	AAA	1,509,306
810	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A–	946,777
	Series 2013, 5.500%, 7/01/43
5,205	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Series 2012A,	1/21 at 100.00	AA+	5,959,361
	5.000%, 1/01/39
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds,
	Series 2001:
1,265	5.500%, 11/15/17 – AGM Insured	No Opt. Call	AA	1,303,583
3,000	5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA	3,350,280
3,000	Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44	11/24 at 100.00	AA+	3,708,240
1,000	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Goochland County –	11/22 at 63.13	AA	556,140
	Tuckahoe Creek Service District Project, Series 2012, 0.000%, 11/01/34
15,675	Total Water and Sewer			17,333,687
$ 384,075	Total Long-Term Investments (cost $362,697,779)			392,735,738

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.0% (2.0% of Total Investments)

	MUNICIPAL BONDS – 3.0% (2.0% of Total Investments)

	Education and Civic Organizations – 2.6% (1.7% of Total Investments)
$ 7,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, University of Richmond	11/16 at 100.00	VMIG–1	$ 7,000,000
	Project, Variable Rate Demand Series 2006, 0.470%, 11/01/36 (7)
	Transportation – 0.4% (0.3% of Total Investments)
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Tender Option	5/21 at 100.00	A–1	1,000,000
	Bond Floater 3948, 0.590%, 5/15/26 (7)
$ 8,000	Total Short-Term Investments (cost $8,000,000)			8,000,000
	Total Investments (cost $370,697,779) – 147.8%			400,735,738
	Floating Rate Obligations – (3.4)%			(9,250,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (47.2)% (8)			(128,000,000)
	Other Assets Less Liabilities – 2.8%			7,725,348
	Net Assets Applicable to Common Shares – 100%			$ 271,211,086

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$392,735,738	$ —	$392,735,738
Short-Term Investments:
Municipal Bonds	—	8,000,000	—	8,000,000
Total	$ —	$400,735,738	$ —	$400,735,738

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $361,017,377.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:

Gross unrealized:
Appreciation	$32,738,161
Depreciation	(2,269,860)
Net unrealized appreciation (depreciation) of investments	$30,468,301

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 31.9%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 28, 2016